PROPERTY AND EQUIPMENT - Narrative (Q1) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 0.1	$ 0.1	$ 3.7	$ 1.3
Unamortized balance of capitalized software development costs	14.7		14.0	7.1
Capitalized computer software, amortization	$ 1.0	$ 0.7	$ 3.0	$ 1.2